Cover	May 13, 2025
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	May 13, 2025
Entity Registrant Name	NUCOR CORPORATION
Amendment Flag	true
Entity Central Index Key	0000073309
Entity Incorporation, State or Country Code	DE
Entity File Number	1-4119
Entity Tax Identification Number	13-1860817
Entity Address, Address Line One	1915 Rexford Road
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28211
City Area Code	704
Local Phone Number	366-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.40 per share
Trading Symbol	NUE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	Explanatory Note This Amendment No. 1 (this “Amendment”) to the Current Report on Form 8-K filed by Nucor Corporation (the “Company”) on May 14, 2025 (the “Original Form 8-K”) provides supplemental information under Item 1.05 regarding the cybersecurity incident disclosed on the Original Form 8-K, and should be read in conjunction with the Original Form 8-K.